Expense Example, No Redemption {- Fidelity Freedom Blend 2010 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2010 Fund	Jul. 13, 2021 USD ($)
Fidelity Advisor Freedom Blend 2010 Fund- Class A
Expense Example, No Redemption:
1 Year	$ 644
3 Years	790
5 Years	948
10 Years	1,408
Fidelity Advisor Freedom Blend 2010 Fund- Class M
Expense Example, No Redemption:
1 Year	445
3 Years	646
5 Years	863
10 Years	1,488
Fidelity Advisor Freedom Blend 2010 Fund- Class C
Expense Example, No Redemption:
1 Year	150
3 Years	463
5 Years	798
10 Years	1,747
Fidelity Advisor Freedom Blend 2010 Fund- Class I Advisor
Expense Example, No Redemption:
1 Year	48
3 Years	149
5 Years	259
10 Years	580
Fidelity Advisor Freedom Blend 2010 Fund- Class Z
Expense Example, No Redemption:
1 Year	38
3 Years	117
5 Years	203
10 Years	$ 457